Share-Based Compensation - Additional Information (Detail)					3 Months Ended	12 Months Ended
	Jan. 29, 2020 Agreement $ / shares shares	Mar. 07, 2019 $ / shares	Jul. 13, 2018 shares	Jan. 31, 2016 shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares shares	Jan. 28, 2020 shares	Mar. 31, 2019 Grantees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of options exercised | $						$ 0	$ 0	$ 38,000
Unrecognized compensation expense | $						$ 0
Cumulative number of shares repurchased from open market						11,285,510
Treasury shares for future issuance						17,000,000
Minimum percentage for exercise price of option					100.00%		100.00%
Outstanding share options granted Date							Mar. 05, 2007
Common shares issued to employees upon the vesting of their shares						5,136,817
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares						6,198,349
Weighted-average grant date fair value, Granted | $ / shares						$ 108.38	$ 52.75	$ 82.75
Total fair value of shares vested | $						$ 49,645,000	$ 39,869,000	$ 24,167,000
Share-based compensation expense | $						62,057,000	71,336,000	57,443,000
Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $						$ 41,326,000	$ 63,315,000	$ 57,443,000
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer						17,000,000
Reissuance of treasury stock for non-vested equity shares, shares						3,679,623
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares						6,198,349
Total unrecognized compensation cost related to NES | $						$ 20,404,000
Weighted-average period of recognition						11 months 1 day
Non-Vested Equity Shares [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury shares for future issuance						690,366
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized (including options) granted to employees and directors				10,000,000
Reissuance of treasury stock for non-vested equity shares, shares						2,257,092
2016 Share Incentive Plan [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Granted				3,132,665		181,715	1,029,304	1,485,630
Number of share options, Forfeited						143,744	77,224	47,006
Kooleam pre ipo share option scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted					47,836,985
Exercise period					6 years
Share-based compensation expense | $						$ 8,391,000	$ 8,021,000
Option per share | $ / shares		$ 1.19			$ 0.52
Percentage of maximum limit on shares Options granted			5.23%
Exercise price | $ / shares					$ 1.13
Fair value of share options granted | $					$ 21,613,000
Overall limit on the number of shares which may be issued			47,836,985
Number of Grantee | Grantees										144
Kooleam post ipo share option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option per share | $ / shares	$ 3.49
Overall limit on the number of shares which may be issued	40,000,000					38,199,000			40,000,000
Recognised total expenses | $						$ 12,340
Kooleam post ipo share option [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Grantee | Agreement	552